REVENUE	12 Months Ended
Dec. 31, 2023
Disclosure Of Revenue [Abstract]
REVENUE [Text Block]

5. REVENUE

	Years ended December 31,
	2023	2022
Copper contained in concentrate	512,376	380,700
Copper price adjustments on settlement	818	(5,060)
Molybdenum concentrate	31,713	19,973
Molybdenum price adjustments on settlement	(1,013)	3,752
Silver (Note 19)	6,346	5,456
Total gross revenue	550,240	404,821
Less: Treatment and refining costs	(25,268)	(13,212)
Revenue	524,972	391,609

As a result of the acquisition of Cariboo, after March 15, 2023, the financial results of the Company reflect its 87.5% beneficial interest in the Gibraltar mine (Note 4) and financial results before that date reflect the previous 75% interest.